Offerings	Dec. 18, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.00000625 each
Maximum Aggregate Offering Price	$ 7,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 966.70
Offering Note	Includes Ordinary shares that may be purchased by the underwriter pursuant to their over-allotment option.

Pursuant to Rule 416 under the Securities Act, we are also registering an indeterminate number of additional Class Ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, assuming the sale of the maximum number of shares at the highest expected offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.00000625 each
Maximum Aggregate Offering Price	$ 1,050,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 145.00
Offering Note	Includes Ordinary shares that may be purchased by the underwriter pursuant to their over-allotment option.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, assuming the sale of the maximum number of shares at the highest expected offering price.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.00000625 each
Maximum Aggregate Offering Price	$ 9,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,270.52